Commitments and contingencies - Schedule of Commitment Under Operating Leases (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
2025	$ 14.2
2026	14.1
2027	15.4
2028	14.4
2029	5.8
Thereafter	0.0
Operating lease commitments	$ 63.9	$ 421.5